As filed electronically with the Securities and Exchange Commission on
April 29, 2008
(File Nos. 33-95688 and 811-09084)
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 20 ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 22 ☑
THE WEISS FUND
(Exact Name of Registrant as Specified in Charter)
7111 Fairway Drive, Suite 102, Palm Beach Gardens, Florida 33418
(Address of Principal Executive Offices)
Registrant’s Telephone Number: (561) 515-8558
Sharon A. Daniels
Weiss Capital Management, Inc.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, Florida 33418
(Name and Address of Agent for Service)
Copies to:
Christopher D. Christian, Esq.
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, Massachusetts 02116
☑	It is proposed that this Post-Effective Amendment will become effective on May 1, 2008 pursuant to paragraph (b) of Rule 485.
EXPLANATORY NOTE
This Post-Effective Amendment No. 20 to the Registration Statement of The Weiss Fund (the “Registrant”) is filed for the purposes of updating certain financial information for Weiss Treasury Only Money Market Fund, a series of the Registrant (the “Fund”), and making other changes to the Fund’s Disclosure Documents.

Prospectus
May 1, 2008

THE WEISS FUND

Weiss Treasury Only Money Market Fund

Distributed by:
Weiss Capital Securities, Inc.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, Florida 33418
(800) 242-8092
www.WeissFund.com

—	Weiss Treasury Only Money Market Fund seeks maximum current income consistent with preservation of capital.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE FOLLOWING PRIVACY NOTICE IS NOT PART OF THE PROSPECTUS

THE WEISS FUND

PRIVACY NOTICE

At The Weiss Fund (“The Fund”), we are committed to safeguarding the privacy of the information we collect. The following Privacy Policy demonstrates our commitment to the privacy of your personal information. We provide this Privacy Notice to you so that you may understand our policy with regard to the collection and disclosure of non-public information pertaining to you.

HOW AND WHY WE OBTAIN PERSONAL INFORMATION

The Weiss Fund may collect this non-public personal information about you in any of the following ways:

•	New Account Application (i.e. Social Security number, date of birth);

•	Transaction activity (types of transactions, balances);

•	Information about your transactions and account experience with The Fund, our affiliates, or others;

•	Information from consumer reporting agencies (for example, to verify your identity); and

•	Demographic and other general information we obtain that allows us to develop new products and services we can offer you but that will not be used in any way to determine your eligibility for credit, insurance, employment or products and services that you request.

The Fund limits the collection, use, and retention of your personal information to the extent necessary to properly administer our business, service your account and to continue to improve our services to you.

HOW THE WEISS FUND PROTECTS THE COLLECTION OF YOUR INFORMATION

The Weiss Fund does not sell shareholder information to anyone. The Fund does not disclose any non-pubic personal information about you, whether you are a current shareholder or a former shareholder, to anyone, except as permitted by law or as authorized by you. We may share your personal information that we collect “on a strictly limited, confidential basis” with the following entities:

•	Affiliates and service providers, such as transfer agents and custodians;

•	Regulatory agencies such as the SEC and Federal and State Law enforcement agencies; Governmental agencies such as the IRS;

•	Credit reporting and verification resources;

•	In connection with a subpoena or similar legal process, a fraud investigation, or an audit; and

•	Affiliated and non-affiliated third parties who may perform marketing services on our behalf and with which we may have a marketing agreement.

The Weiss Fund restricts access to your personal and account information to those employees who need to know that information to provide products or services to you or to assist you with ongoing maintenance of your account. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

We will provide you the most recent Privacy Policy for The Weiss Fund as part of the annual prospectus delivery for as long as you maintain an account with The Fund. The Fund reserves the right to make changes to this policy and in so doing, will notify you in writing before any changes are implemented that may affect the way we collect or share your information.

If you are a former client of The Weiss Fund, your information will be treated in the same manner as that of current Fund shareholders.

Our current Privacy Policy is on our website at www.WeissFund.com.

For our Clients in California, Vermont or North Dakota, please read this special notice:

If you are a resident of California, Vermont or North Dakota, you may request that we not share your personal information with unaffiliated companies with which we have joint marketing agreements, except as otherwise permitted by law.

WEISS TREASURY ONLY MONEY MARKET FUND

FUND GOAL, PRINCIPAL STRATEGIES,
PERFORMANCE AND PRINCIPAL RISKS

GOAL Weiss Treasury Only Money Market Fund (the “Fund”) seeks maximum current income consistent with preservation of capital. This objective may be changed without the approval of the Fund’s shareholders.

  PRINCIPAL STRATEGY The Fund pursues its objective by investing primarily in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, repurchase agreements secured by such obligations and other funds that invest primarily in Treasuries. The Fund maintains a dollar-weighted average maturity of 90 days or less. In selecting portfolio investments, the Fund’s investment adviser, Weiss Capital Management, Inc. (which we refer to as “Weiss” or the “Manager”), with the assistance of the Fund’s sub-adviser, identifies securities that present minimum credit risk and, from this group, makes an investment decision after assessing factors such as the trend in interest rates, the shape of the Treasury yield curve, and tax rates, and then selects from available yields and maturities. A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the Fund, unless the Fund’s Board of Trustees (the “Board”) determines that selling the security would not be in the best interests of the Fund.

PRINCIPAL RISKS

  ■  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  ■  As with most money market funds, the major factor affecting the Fund’s performance is short-term interest rates. If short-term interest rates fall, the Fund’s yield is also likely to fall.

  ■  The Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

  ■  U.S. Treasury Securities. Because short-term interest rates can fluctuate substantially over short periods, income risk to shareholders (i.e., the potential for a decline in the Fund’s income due to falling interest rates) with respect to the Fund’s investments in short-term U.S. Treasury securities is expected to be high. As interest rates change, the values of such securities will also fluctuate.

  ■  Repurchase Agreements. If the seller of the securities under a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and be subject to higher losses to the extent such disposal is delayed.

PERFORMANCE:  The chart and table below provide some indication of the risks of investing in the Fund by showing performance changes from year to year and by showing average annual returns over time. Keep in mind that past performance is no guarantee of future performance.

Annual Total Returns as of December 31 Each Year

Best Quarter:	1.47% (December 31, 2000)
Worst Quarter:	0.07% (June 30, 2004)*

*	The quarters ending September 30, 2003 and March 31, 2004 also had total returns of 0.07%.

Average Annual Total Returns (For periods ended December 31, 2007)

One Year	4.19%
Five Year	2.36%
Ten Year	3.10%

7-Day Yield (as of December 31, 2007)	2.94%

The Fund’s return and yield are after deduction of expenses. The Fund’s return and yield would have been lower had certain expenses not been waived and reimbursed by the Manager.

For the Fund’s most current and effective yield information, please call the Fund’s distributor, Weiss Capital Securities, Inc., at (800) 242-8092 or visit the Fund’s website at www.WeissFund.com.

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FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

Redemption Fee(1) (as a percentage of amount redeemed)	None

(1)	A $15 service fee may be charged for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)

Management Fee	0.50%
Other Expenses	0.49%

Total Annual Fund Operating Expenses*	0.99%

*	Effective May 11, 2007, the Manager has voluntarily agreed to waive its fee and/or reimburse the Fund’s expenses to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses do not exceed 0.72% of the Fund’s average net assets (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses). This expense limitation may be terminated or revised by the Manager at any time, at which point the Fund’s expenses may increase and its yield may be reduced.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your costs would be:

1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

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MORE INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

Principal Investments

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

 — U.S. Treasury Securities.  The Fund invests primarily in U.S. Treasury securities, which are direct obligations of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities and times of issuance. For example, Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. The payment of principal and interest on U.S. Treasury securities is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality.

 — Repurchase Agreements.  As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements secured by U.S. Treasury securities that mature within seven days or less with selected banks and broker-dealers. When the Fund enters into a repurchase agreement, it buys securities for a specified price and agrees to resell the securities to the seller at a higher price at some future date, normally one to seven days from the time of initial purchase.

Other Investments

Other Investment Companies.  The Fund may also invest in the securities of other mutual funds investing primarily in U.S. Treasury securities subject to applicable securities regulations. When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.

FUND MANAGEMENT

Investment Manager

Weiss Capital Management, Inc., 7111 Fairway Drive, Suite 102, Palm Beach Gardens, Florida 33418, is the investment adviser to the Fund, and is responsible for the day-to-day management of the portfolio. The Manager has been providing investment advisory services to The Weiss Fund (the “Trust”) since the Trust’s inception in 1996 and to individual clients since the Manager’s inception in 1980.

Under an investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund’s investments.

The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 0.50% of the Fund’s average net assets. For the fiscal year ended December 31, 2007, the Fund paid the Manager a fee equal to 0.22% of the Fund’s average net assets, since the Manager waived a portion of its fee in order to limit the Fund’s expenses. A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Fund’s annual report for the period ended December 31, 2007.

Effective May 11, 2007, the Manager has voluntarily agreed to waive its fee and/or reimburse the Fund’s expenses to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses do not exceed 0.72% of the Fund’s average net assets (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses). This expense limitation may be terminated or revised by the Manager at any time, at which point the Fund’s expenses may increase and its yield may be reduced.

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Sub-Adviser

Delray Financial Corporation, 4521 PGA Blvd Suite 265, Palm Beach Gardens, Florida 33418 (“Delray”), has been retained by the Manager to provide subadvisory services to the Fund. John N. Breazeale is the sole owner, principal executive officer and sole director of Delray, and was the portfolio manager for the Fund from its inception until October 15, 2001. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 37 years’ experience in the securities industry. Under a subadvisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund’s assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager’s independent judgment regarding the appropriateness of Delray’s investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund. A discussion regarding the basis for the Board’s approval of the subadvisory agreement is available in the Fund’s annual report for the period ended December 31, 2007.

Portfolio Manager

Sebastian Leburn, CFA.  Mr. Leburn, Portfolio Manager, has been the portfolio manager for the Fund since October 15, 2001. Prior to that time, he had served as the assistant to the portfolio manager since October 18, 1999. He is assisted by a team of investment professionals from the Manager, which with Mr. Leburn is responsible for overseeing the Fund’s investment program and implementing the recommendations of Delray as to the investment of the Fund’s assets.

PORTFOLIO DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income and any net realized capital gains. Net investment income for the Fund consists of all interest income accrued on the Fund’s assets, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. The Fund’s expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. In general, if an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder’s account. Dividends are declared daily. The Fund intends to distribute dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement.

TAXES

Dividends paid out of the Fund’s net investment income and net short-term capital gains will be taxable

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to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Distributions may be subject to federal income tax in the same manner whether received in cash or reinvested in additional Fund shares.

No portion of the dividends paid by the Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

If you purchase Fund shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment. To avoid this result, check the Fund’s distribution schedule before you invest.

Each year the Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

The foregoing discussion of federal tax consequences is intended for general information only. Fund distributions may also be subject to state, local and foreign taxes. In many states, Fund distributions which are derived from interest on U.S. Treasury securities are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

For a share outstanding throughout each period:

	Weiss Treasury Only Money Market Fund
	For the year		For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2007		2006	2005	2004	2003

Net Asset Value, beginning of year:	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.04		0.04	0.02	0.01	0.00
Less Distributions:
From net investment income:	(0.04)		(0.04)	(0.02)	(0.01)	(0.00)*

Net Asset Value, end of year:	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	4.19%		4.22%	2.41%	0.59%	0.44%
Ratios/Supplemental Data:
Net assets, end of year:(000)	$117,336		$126,559	$105,921	$113,340	$161,138
Ratio of expenses to average net assets(1)	0.71	%(2)	0.68%	0.68%	0.68%	0.65%
Ratio of net investment income to average net assets(3)	4.12%		4.16%	2.37%	0.55%	0.46%

(1)	Expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 would have been 0.99%, 0.99%, 0.96%, 0.91% and 0.75%, respectively.

(2)	From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the fund’s expense ratio to 0.68% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund. Effective May 11, 2007, the Manager increased its voluntary expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund.

(3)	Net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 would have been 3.84%, 3.85%, 2.09%, 0.32% and 0.36%, respectively.

*	Distributions are less than a penny per share.

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HOW TO INVEST IN THE FUND

Buying Shares

Purchase orders for shares of the Fund which are received by the transfer agent on any business day prior to 12:00 noon eastern time, receive the net asset value per share next determined after receipt of the order by the transfer agent and are executed that day. Purchase orders received after 12:00 noon eastern time receive the net asset value per share next determined after receipt of the order by the transfer agent and are executed the following business day. Federal funds must be immediately available to the Fund’s custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the New York Stock Exchange or the Federal Reserve is closed.

Fund shares may be purchased at net asset value per share if you purchase them through the Fund’s distributor. Broker-dealers other than the distributor may assess transaction charges in connection with purchases of Fund shares.

Purchases By Check

Fund shares may be purchased by a check drawn on an account belonging to the prospective shareholder. See “Opening an Account or Adding to an Existing Account” below for minimum purchase requirements. If you purchase shares with a check that does not clear, your purchase order will be canceled and you will be liable for any losses or fees the Fund or the transfer agent incurred. Checks must be drawn on a U.S. bank. Purchases by check are executed on the day the check is received in good order by the transfer agent. Purchases are made in full and fractional shares. Checks for investment should be made payable to “The Weiss Fund”.

Please see “Transaction and Shareholder Services Information” later in this prospectus for additional information on buying, redeeming and exchanging Fund shares.

OPENING AN ACCOUNT OR ADDING TO AN EXISTING ACCOUNT

Minimum Investment

The minimum initial investment is $1,000.

Subsequent Investments

The minimum amount required to make subsequent investments is $100.

By Mail

For a new account, complete an account application and mail it along with a check payable to “The Weiss Fund”.

To add to an existing account, please be sure to include your account number on the check and, if possible, use the tear-off form attached to your regular Fund account statement.

Via regular mail, send to:

The Weiss Fund
P.O. Box 9833
Providence, RI 02940

Via overnight mail, send to:

The Weiss Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

By Wire

If you are wiring funds to establish an account, please contact Shareholder Services at (800) 430-9617 to open an account.

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Ask your bank to send immediately available funds by wire to:

PNC Bank N.A.
Philadelphia, PA 19103
ABA No. 031000053
DDA Account # 86-1030-3574
Further Credit to: (Shareholder Name and Account Number)

For new accounts, the wire should include your name, address and taxpayer identification number and the name of the Fund. An account application indicating the name in which the purchase is to be made must be completed and mailed by you to the address under “Opening an Account — By Mail” above via overnight delivery or sent by facsimile transmission. Purchase money will be returned promptly in the event a completed account application is not received.

For existing accounts, the wire should include your name and account number.

Please call Shareholder Services at (800) 430-9617 for additional information prior to making a purchase by wire and consult your bank regarding bank wire or other charges.

Automatic Investment Plan (Minimum Investment of $50 Per Transaction)

You may elect to have money automatically transferred from your bank account into your Fund account at regular intervals of your choice. Your bank account must be a checking or bank money market account maintained at a domestic financial institution that is an Automated Clearinghouse Member. A minimum investment of $50 per transaction is required for participation in the Automatic Investment Plan. Please call (800) 430-9617 for additional information.

Dividend Reinvestment Plan

Dividends will be automatically reinvested in additional shares of the Fund unless otherwise indicated on the account application. Please call (800) 430-9617 for additional information.

REDEEMING FUND SHARES

The Fund mails redemption proceeds within three business days following the receipt of a redemption request in proper form as described below, except in the case of shares recently purchased by check. The Fund may delay payment of redemption proceeds for shares purchased by check until the check clears, which may take up to 15 days from the purchase date. Once the purchase check has cleared, redemption proceeds will be sent within three business days. Redemptions receive the net asset value per share next determined after the order is placed.

Redemptions in the amount of $50,000 or more require a Medallion Signature Guarantee. Please refer to “Transaction and Shareholder Services Information — Medallion Signature Guarantees” later in this prospectus for more information.

The redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call Shareholder Services at (800) 430-9617 for more information.

By Telephone

Call Shareholder Services at (800) 430-9617 and speak with a Fund service representative anytime between 8:30 a.m. and 4:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. Redemptions may be by check, or, if you previously selected wire redemption privileges on your account application, by wire. Checks must be sent to the shareholder’s address of record and can be

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for any amount. Wire redemptions must be made in amounts of at least $1,000. A $15 service charge may be charged for redemptions by wire. See “Transaction and Shareholder Services Information — Telephone Transaction” below.

By Mail

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in “Opening an Account — By Mail.” Please be sure to include your account number in your request.

By Checkwriting Privileges (Minimum Check Amount of At Least $50)

You may elect to redeem shares by writing checks against your account balance in the Fund for at least $50 by completing a signature card of The Weiss Fund. Your Fund investments will continue to earn dividends until your purchase check is presented to the Fund for payment. Checks will be returned by the Fund’s transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. For additional information call Shareholder Services at (800) 430-9617.

Automatic Withdrawal Plan (Minimum Automatic Withdrawal Amount of At Least $100)

You may elect to have money automatically withdrawn from your Fund account on a monthly, quarterly, semi-annual or annual basis in the amount of $100 or more. The automatic withdrawal will be made on or about the 25th day of each month. Please call Shareholders Services at (800) 430-9617 for additional information.

TRANSACTION AND SHAREHOLDER
SERVICES INFORMATION

Net Asset Value

For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the New York Stock Exchange observes.

The Fund’s administrator determines net asset value per share by adding the value of the Fund’s investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. The Fund’s assets are valued at amortized cost in accordance with the Fund’s procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940.

On those days where the Fund’s custodian or the New York Stock Exchange closes early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

Telephone Transaction

Shareholders automatically receive the Telephone Transaction Privilege. The Telephone Transaction Privilege allows a shareholder to effect transactions as outlined in this prospectus, by calling Shareholder Services at (800) 430-9617. If a shareholder does not wish to have this privilege, he or she must place a checkmark in the appropriate box in the Telephone Transaction Authorization portion of the account application.

Neither the Fund nor the transfer agent will be liable for following instructions communicated by telephone reasonably believed to be genuine and a loss to the

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shareholder may result due to an unauthorized transaction. The Fund and the transfer agent will employ reasonable procedures (which may include one or more of the following: recording all telephone calls requesting telephone exchanges or other instructions, verifying authorization and requiring some form of personal identification prior to acting upon instructions, and sending a statement each time a telephone transaction is effected) to confirm that instructions communicated by telephone are genuine. The Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions only if such reasonable procedures are not followed.

Of course, shareholders are not obligated in any way to execute a telephone transaction and may choose to give such instructions in writing. During periods of drastic economic or market changes, it is possible that the Telephone Transaction Privilege may be difficult to implement. In this event, shareholders should follow the other transaction procedures described in this prospectus.

Medallion Signature Guarantees

Certain types of redemption requests must include a Medallion Signature Guarantee for each name in which the account is registered. Medallion Signature Guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day; (ii) any amount, if the redemption proceeds are to be sent elsewhere than the address of record on the Fund’s books; or (iii) an amount of $50,000 or less if the address of record has been changed on the Fund’s books for less than 60 days, although the transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions. A Medallion Signature Guarantee stamp may be obtained from a member of a national securities exchange, a U.S. commercial bank, trust company, or Federally chartered savings and loan, or other recognized member of the Medallion Signature Guarantee program. A notarization from a notary public is NOT acceptable. Guarantees must be signed by an authorized person at one of these institutions.

Tax Identification Number

When you complete your account application, please be sure to certify that your Social Security or tax identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. Federal tax law requires the Fund to withhold 28% of taxable distributions from most accounts without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject account applications without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund also reserves the right to redeem shares from accounts without such information upon 30 days’ notice. Shareholders may avoid redemption by providing the Fund with a tax identification number and certain other certified information during the notice period.

Individual Retirement Accounts

The Fund offers Individual Retirement Account (“IRA”) and Roth IRA plans as well as Coverdell Education Savings Accounts. PNC Trust Company, which serves as custodian or trustee under the Fund’s IRA, Roth IRA and Coverdell Education Savings Accounts, charges certain nominal fees for the annual maintenance of such accounts. Please call Shareholder Services at (800) 430-9617 for additional information and account materials.

Subminimum Accounts

The Fund reserves the right to involuntarily redeem an account after 30 days’ written notice, if the account value

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falls and remains below a $500 minimum due to share redemptions and not market fluctuations.

Suspension of Trading

Purchase and redemption orders may be suspended on days when the New York Stock Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

Redemptions in Kind

In unusual circumstances, the Fund may make payment in readily marketable portfolio securities at their market value equal to the redemption price.

Short-Term Trading

The Board believes that it is unnecessary for the Fund to have frequent trading policies because the Fund is a money market fund which (i) may be used as a short-term investment, and (ii) intends to maintain a stable net asset value, which limits the opportunities for price arbitrage.

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ADDITIONAL INFORMATION

The following documents contain further details about the Fund and are available upon request and without charge:

Annual and Semi-Annual Reports - Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year.

Statement of Additional Information (“SAI”) - The SAI contains more detailed disclosure on features, investments and policies of the Fund. A current SAI has been filed with the SEC and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries to the Fund, obtain the above documentation free of charge and request other information about the Fund by contacting the Fund’s distributor:

Weiss Capital Securities, Inc.
Re: The Weiss Fund
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(800) 242-8092

For customer service, including account services, please call the Fund’s Shareholder Services at (800) 430-9617.

The Fund’s SAI and annual and semi-annual reports to shareholders are available, free of charge, on the Fund’s website at www.WeissFund.com.

Information about the Fund, including these documents, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the following address:

U.S. Securities and Exchange Commission
Public Reference Room
450 Fifth Street NW
Washington, DC 20549-0102

Investment Company Act
File Number 811-09084

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Distributed by:
Weiss Capital Securities, Inc.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, Florida 33418
(800) 242-8092
Statement of Additional Information
May 1, 2008
This Statement of Additional Information pertains to the Weiss Treasury Only Money Market Fund (the “Fund”) which is a separate, diversified series of The Weiss Fund, a Massachusetts business trust (the “Trust”) that currently consists of one portfolio. The Fund is managed by Weiss Capital Management, Inc. (the “Manager”).
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Fund dated May 1, 2008, as amended from time to time. Copies of the Prospectus may be obtained from the Trust without charge by writing to the above address, by calling (800) 242-8092, or by visiting the Fund’s website at www.WeissFund.com.
This Statement of Additional Information incorporates by reference the Trust’s Annual Report to Shareholders for the year ended December 31, 2007. Copies of the Annual Report are available without charge upon request by writing to the above address, by calling (800) 242-8092, or by visiting the Fund’s website at www.WeissFund.com.

ii

PROXY VOTING POLICIES	23

FINANCIAL STATEMENTS	24

ADDITIONAL INFORMATION	24

iii

INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES
The Fund is a diversified series of the Trust, an open-end, management investment company. The Fund’s investment objective is discussed in the Prospectus and summarized below. There is no assurance that the Fund will achieve its objective. The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees of the Trust (the “Trustees”) without shareholder approval. Unless otherwise stated, the Fund’s policies are not fundamental.
Investment Objective
The investment objective of the Fund is to seek maximum current income consistent with preservation of capital. The Fund pursues its objective by investing exclusively in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, repurchase agreements secured by such obligations, and other funds that invest primarily in Treasuries. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily. Under certain circumstances the Fund may not be able to maintain a stable net asset value.
Investments
U.S. Treasury Securities
The Fund invests primarily in direct obligations of the U.S. Treasury (e.g., Treasury bills, notes, and bonds). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality. U.S. Treasury securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.
In general, investing in debt securities involves both interest rate and credit risk. As a rule, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Debt securities with longer maturities generally are more volatile than those with shorter maturities.
Repurchase Agreements
The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government or other high quality short-term debt obligation (an “Obligation”) and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.
Custody of the Obligation will be maintained by the Fund’s custodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.
Repurchase agreements pose certain risks for all entities that utilize them, including the Fund. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.
If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilizes custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.
Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.
Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.
Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days’ or less notice. Such repurchase agreements will be regarded as illiquid instruments. The Fund currently intends to limit its investments in repurchase agreements to those with maturities of less than seven days.
The Fund may also enter into repurchase agreements with any party deemed creditworthy by the Manager, including broker-dealers, if the transaction is entered into for investment purposes and the counterparty’s creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.
Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity.
Current federal income tax law requires holders of zero coupon securities to report the portion of any original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations thereunder, the Fund must distribute its investment company taxable income, including any original issue discount accrued on zero coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of any accrued original issue discount on these bonds, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.
Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.
Other Investment Companies. For temporary defensive or emergency purposes, the Fund may invest up to 100% of its assets in cash or in the securities of other mutual funds investing primarily in U.S. Treasury securities and repurchase agreements subject to applicable securities regulations. When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.
When-Issued Securities. When the Fund purchases new issues of securities on a when-issued basis, the Fund’s custodian will establish a segregated account for the Fund consisting of cash, U.S. Treasury securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.
Securities purchased on a when-issued basis and the securities held in the Fund’s portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund’s net assets. In other words, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.
Investment Restrictions
The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy.
As a matter of fundamental policy, the Fund may not:
(1)	with respect to 75% of its total assets taken at market value purchase more than 10% of the voting securities of any one issuer; or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government and securities of other investment companies;

(2)	borrow money, except as a temporary measure for extraordinary or emergency purposes, or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings;

(3)	purchase any securities which would cause 25% or more of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government. (For purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.)

(4)	purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interest therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

(5)	act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

(6)	make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans; and

(7)	issue senior securities, except as appropriate to evidence indebtedness which the Fund is permitted to incur and except for shares of the separate classes or series of the Trust.
Nonfundamental policies may be changed by the Trustees and without shareholder approval. As a matter of nonfundamental policy, the Fund may not:
(1)	purchase or retain securities of any open-end investment company or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event, the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

(2)	pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

(3)	purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (0.5%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (0.5%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

(4)	purchase securities on margin, make short sales or maintain a short position, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities;

(5)	invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under federal securities laws, or in repurchase agreements not terminable within 7 days; or invest more than 5% of its total assets in restricted securities;

(6)	with the exception of U.S. Government securities, purchase securities of any issuer with a record of less than three years of continuous operations, including predecessors, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

(7)	purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government;

(8)	purchase or sell any put or call options or any combination thereof;

(9)	enter into futures contracts or purchase options thereon;

(10)	invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

(11)	borrow money (including reverse repurchase agreements), except as a temporary measure for emergency purposes, and not in excess of 5% of its total assets taken at market value, or borrow other than from banks; however, in the case of reverse repurchase agreements, the Fund may invest in such agreements with entities other than banks subject to total asset coverage of 300% for such agreements and all borrowings;

(12)	purchase warrants;

(13)	purchase or sell real estate limited partnership interests; and

(14)	lend securities, if the value of securities loaned exceeds 30% of the value of the Fund’s total assets at the time any loan is made, provided that the loans are fully collateralized and marked to market daily, and provided further that the entry of the Fund into repurchase agreements and the purchase of debt instruments are not deemed to be loans for purposes of this restriction. The Fund does not currently intend to make loans of portfolio securities that would amount to greater than 5% of the Fund’s total assets in the coming year.
With respect to fundamental policy (2), the Fund may not purchase securities when borrowing exceeds 5% of the Fund’s total assets. With respect to nonfundamental policy (1), above, to the extent that the Fund invests in securities of other investment companies, the Trust and the Manager will ensure that there will be no duplication of advisory fees. Further, no sales load will be paid by the Fund in connection with such investments.
Whenever an investment objective, policy or restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund’s asset level or other circumstances beyond the Fund’s control, will not be considered a violation.
ORGANIZATION OF THE FUND
The Fund is a diversified series of The Weiss Fund, an open-end management investment company registered under the 1940 Act. The Trust was organized on August 10, 1995 as a Massachusetts business trust under the name Weiss Treasury Fund. The Trust’s name was changed in April 1999. The Trust is comprised of one series: Weiss Treasury Only Money Market Fund. The Board of Trustees oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund’s investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.
The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value, all of which have equal rights as to voting, dividends and liquidation. Under the Trust’s Declaration of Trust, the Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. Pursuant to the Declaration of Trust, the Trustees have the authority to terminate the Fund. This might occur, for example, if the Fund does not reach an economically viable size.
The assets of the Trust received for the issue or sale of the shares of each series (or class thereof) and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series (or class thereof) and constitute the underlying assets of such series (or class). The underlying assets of each series (or class thereof) are segregated on the books of account, and are to be charged with the liabilities in respect to such series (or class) and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.
Shares of each class of each series of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. Generally, all classes of shares of a series will vote together, except with respect to a distribution plan applicable to a class of that series or when a class vote is required by the 1940 Act. A change in investment policy for a series would, for example, be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.
The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
The Fund is not required to and does not currently intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving certain contracts. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.
TRUSTEES AND OFFICERS
The Board of Trustees has overall responsibility for the management of the affairs of the Fund. The Trustees oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance.
The following table sets forth information concerning the Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Trustees who are not “interested persons” are referred to herein as “Independent Trustees.”

		Term of		Number of	Other
		Office*		Portfolios	Trustee-
		and		in Fund	ships/
	Position(s)	Length of		Complex	Director-
Name, (Age) and	with the	Time	Principal Occupation(s)	Overseen	ships Held by
Address	Trust	Served	During Past 5 Years	by Trustee	Trustee
I. Jeffrey Pheterson (56) 5355 Town Center Road Boca Raton, FL 33486	Trustee	Since May 4, 2006	Attorney and Shareholder, Buckingham, Doolittle & Burroughts, LLP (June 2005 – present); Attorney and Shareholder, Law Offices of Pheterson & Blau (January 1986 – June 2005).	1	None

		Term of		Number of	Other
		Office*		Portfolios	Trustee-
		and		in Fund	ships/
	Position(s)	Length of		Complex	Director-
Name, (Age) and	with the	Time	Principal Occupation(s)	Overseen	ships Held by
Address	Trust	Served	During Past 5 Years	by Trustee	Trustee
Robert Z. Lehrer (73) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418	Trustee	Since November 30, 1995	President, Wyndmoor Sales Co. Inc. (1985 – present) (textiles).	1	None

Donald Wilk (70) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418	Trustee	Since November 30, 1995	President, Donald Wilk Corporation (1990 – present) (computer sales and credit card processing).	1	None
The following table sets forth information concerning the officers, and the Trustees who are “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Trustees who are “interested persons” are referred to herein as “Interested Trustees.”

				Number of	Other
		Term of		Portfolios	Trustee-
		Office*		in Fund	ships/
	Position(s)	and Length		Complex	Director-
Name, (Age) and	with the	of Time	Principal Occupation(s)	Overseen	ships Held by
Address	Trust	Served	During Past 5 Years	by Trustee	Trustee
Sharon A. Daniels (46) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418	President Trustee	President since February 10, 2005 Trustee since June 10, 2006	President, The Weiss Fund, (February 2005 – present); President, Weiss Capital Securities, Inc., (June 2004 – present); President, Weiss Capital Management, Inc., (June 2004 – present); Vice President, Director, Secretary and Treasurer, Gemini Funds, LLC, (July 2005 – present); Managing Member, Horizonview, LLC, (July 2005 – present); Vice President, Weiss Research Inc. (February 2001 – June 2004); Group Publisher, Weiss Research, Inc., (February 2000 – February 2003).	1	None

				Number of	Other
		Term of		Portfolios	Trustee-
		Office*		in Fund	ships/
	Position(s)	and Length		Complex	Director-
Name, (Age) and	with the	of Time	Principal Occupation(s)	Overseen	ships Held by
Address	Trust	Served	During Past 5 Years	by Trustee	Trustee
Jeffrey Rano (43) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418	Treasurer and Secretary	Treasurer and Secretary since February 10, 2005	Controller, Weiss Group Inc., (February 2007 – present); Financial and Operations Principal, Weiss Capital Securities, Inc. (May 2004 – present); Director of Finance, Weiss Group Inc., (February 2005 – February 2007); Financial Planning Manager, Weiss Group Inc., (May 2004 – February 2005); Financial Controller, Weiss Capital Management, Inc. (May 2004 – present; Vice President and Financial and Operations Principal, Vera Vest Investments Inc. (November 2002 – April 2004); Accountant, Allmerica Financial Corporation, (November 1993 – April 2004).	N/A	N/A

Faith Imbernon (38) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418	Chief Compliance Officer	Chief Compliance Officer since August 2, 2007	Chief Compliance Officer, Weiss Capital Mgmt, Inc. (June 2007 - Present); Compliance Officer, Weiss Capital Mgmt, Inc., Weiss Capital Securities, Inc. and The Weiss Fund (March 2006 - June 2007); Self-employed, Real Estate (December 2003 – March 2006); Asst. to V.P. Facilities, America’s Capital Partners (November 2002 — December 2003); Self-employed, Contractor (April 2002 – November 2002); Co-Manager/Principal, Vestin, Inc. (December 2001 — April 2002); Assistant Vice President, American Business Financial Services (January 1998 - December 2001).	N/A	N/A

*	Each Trustee and officer serves for an indefinite term, until his or her successor is duly elected and qualified.

The Board has an Audit Committee, a Nominating Committee and a Valuation Committee. The function of the Audit Committee is to assist the Board in fulfilling its responsibilities to shareholders of the Fund relating to accounting and reporting, internal controls and the adequacy of auditing relative thereto. The Audit Committee currently consists of the Independent Trustees, who are I. Jeffrey Pheterson, Robert Z. Lehrer and Donald Wilk. Mr. Wilk serves as Chairman of the Committee. During the last year, the Audit Committee held two meetings.
The function of the Valuation Committee is to consider the valuation of securities which may be difficult to price, although pricing difficulties are infrequent given the nature of the Fund’s portfolio securities. The Valuation Committee currently consists of the Independent Trustees, who are I. Jeffrey Pheterson, Robert Z. Lehrer and Donald Wilk. During the last year, the Valuation Committee held no meetings.
The function of the Nominating Committee is to recruit, evaluate the qualifications of, and nominate all persons for appointment or election as Trustees. The Nominating Committee currently consists of the Independent Trustees, who are I. Jeffrey Pheterson, Robert Z. Lehrer and Donald Wilk. During the last fiscal year, the Nominating Committee held no meetings.
For purposes of considering Trustee nominees, the Independent Trustees will consider nominees for Independent Trustees recommended by shareholders or a shareholder group if a vacancy among the Independent Trustees occurs and if the nominee meets the Board’s criteria. Any shareholder or shareholder group submitting a candidate must beneficially own and have owned continuously for at least two years as of the date of the submission of the candidate and through the date of the meeting, either individually or in the aggregate, more than 5% of the Trust’s securities that are eligible to vote. The nominating shareholder or shareholder group bears the economic risk of the investment and the securities used for purposes of calculating ownership cannot be held “short.” The nominating shareholder or shareholder group must submit a certification which provides: (a) the number of shares which the person or group has (i) sole power to vote or direct the vote, (ii) shared power to vote or direct the vote, and (iii) sole power to dispose or direct the disposition of such shares; and (b) that the shares have been held continuously for at least two years. A nominating shareholder or shareholder group may not submit more candidates than the number of Board vacancies. Shareholders wishing to submit recommendations for nominees must send a letter to Jeffrey Rano, Secretary, at The Weiss Fund, 7111 Fairway Drive, Suite 102, Palm Beach Gardens, Florida 33418, and must include, at a minimum: (a) the shareholder’s (or shareholder group’s) contact information and the number of Trust shares owned by the shareholder (or shareholder group); (b) the candidate’s contact information and the number of Trust shares owned by the candidate; and (c) all information regarding the candidate that would be required to be disclosed in solicitations of proxies for elections of trustees required by Regulation 14A of the Exchange Act. Candidates must meet certain independence requirements from the nominating shareholder or shareholder group. In addition, a shareholder nominee recommendation must be received by the Independent Trustees within a reasonable time period in advance of when the Nominating Committee makes its nominations.
As of March 31, 2008, all Trustees and officers of the Trust as a group owned beneficially less than 1% of the shares of the Fund. As of March 31, 2008, to the best of the Trust’s knowledge, no person owned of record more than 5% of the Fund, except National Financial Services Corp. (for the exclusive benefit of its customers), One World Financial Center – Attn: Mutual Funds, 5th Floor, 200 Liberty Street, New York, New York 10281, which held of record 34.00% of the outstanding shares of the Fund in an omnibus account.

MANAGEMENT COMPENSATION
(Fiscal Year Ended December 31, 2007)

		Pension or
		Retirement		Total
		Benefits		Compensation
	Aggregate	Accrued as	Estimated	from Trust and
	Compensation	Part of Trust	Annual Benefits	Fund Complex
Name (Position)*	from Trust	Expenses	Upon Retirement	Paid to Trustee
I. Jeffrey Pheterson	$7,500	None	None	$7,500
(Trustee)
Robert Z. Lehrer	$7,500	None	None	$7,500
(Trustee)
Donald Wilk	$7,500	None	None	$7,500
(Trustee)
Sharon A. Daniels	None	None	None	None
(President and Trustee)
Jeffrey Rano	None	None	None	N/A
(Treasurer and Secretary)
Leslie-Anne Moore†	$7,000	None	None	N/A
(former Chief Compliance Officer)
Faith Imbernon±	$5,000	None	None	N/A
(Chief Compliance Officer)

*	With the exception of the Chief Compliance Officer, the Trust does not pay its officers for services rendered to the Trust. Instead, these officers, who are also officers or employees of the Manager, are compensated by the Manager.

†	Ms. Moore resigned as Chief Compliance Officer of the Trust on August 2, 2007. Prior to her resignation, Ms. Moore, in her capacity as Chief Compliance Officer, was paid by the Trust in the amount of $1,000 per month and received additional compensation from the Manager.

±	Ms. Imberon was appointed Chief Compliance Officer of the Trust on August 2, 2007. Effective on that date, the Chief Compliance Officer is paid by the Manager and the Trust reimburses a portion of this payment in the amount of $12,000 per annum.
Each Independent Trustee receives from the Trust an annual fee of $1,500, $1,250 for each Board meeting attended, $500 for each Audit Committee or other meeting attended, plus reimbursement for out-of-pocket expenses for serving in that capacity.
The following table sets forth the dollar range of shares of the Fund held directly or indirectly by the Trustees:

Independent Trustees

	Dollar Range of	Aggregate Dollar Range in all
	Equity Securities	Funds Overseen in the Weiss
Name of Trustee	in the Fund	Fund Complex
I. Jeffrey Pheterson	None	None
Robert Z. Lehrer	None	None
Donald Wilk	None	None
Interested Trustees

	Dollar Range of	Aggregate Dollar Range in all
	Equity Securities	Funds Overseen in the Weiss
Name of Trustee	in the Fund	Fund Complex
Sharon A. Daniels	None	None
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Manager
As stated in the Prospectus, the Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with the Manager, Weiss Capital Management, Inc. Under the Advisory Agreement, the Manager provides continuing investment management for the Fund consistent with the Fund’s investment objective, policies and restrictions and determines what securities shall be purchased for or sold by the Fund. The Manager is controlled (as that term is defined in the 1940 Act) by Weiss Group, LLC, a limited liability company organized under the laws of Florida. Martin D. Weiss is manager and majority owner of Weiss Group, LLC.
The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 0.50% of the Fund’s average net assets. Effective May 11, 2007, the Manager voluntarily limits the Fund’s total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 0.72% of the Fund’s average net assets, which lowers the Fund’s expenses and increases its yield. This expense limitation may be terminated or revised by the Manager at any time, at which point the Fund’s expenses may increase and its yield may be reduced. For the fiscal years ended December 31, 2005 and 2006, the Manager contractually limited the Fund’s total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 0.68% of the Fund’s average net assets. For the period beginning January 1, 2007 and ending May 10, 2007, the Manager voluntarily limited the Fund’s total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 0.68% of the Fund’s average net assets.
The following table sets forth the total dollar amount of advisory fees the Manager received from the Fund over the last three fiscal years, as well as the total dollar amount of advisory fees the Manager waived over the same time period in order to limit the Fund’s total operating expenses:

	Dollar Amount of Advisory	Dollar Amount of Advisory Fees
Year	Fees Received	Waived
2005	$244,736	$303,448
2006	$221,913	$362,611
2007	$251,124	$322,266
The Manager is responsible for fees and expenses of Trustees, officers and employees of the Trust who are affiliated with the Manager. The Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; transfer agent fees; the cost of preparing share certificates or other share-related expenses, such as expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Manager; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.
Sub-Adviser
Delray Financial Corporation, 4521 PGA Blvd Suite 265, Palm Beach Gardens, Florida 33418 (“Delray,” or the “Sub-Adviser”), has been retained by the Manager to provide subadvisory services to the Fund. John N. Breazeale is the sole owner, principal executive officer and sole director of Delray, and was the portfolio manager for the Fund from its inception until October 15, 2001. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 36 years’ experience in the securities industry. Under a subadvisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund’s assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager’s independent judgment regarding the appropriateness of Delray’s investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays the Sub-Adviser as compensation for the Sub-Adviser’s services to the Fund a quarterly fee in arrears at the rate of 10% of all fees payable during the same quarter by the Fund to the Adviser for investment advisory services provided pursuant to the Advisory Agreement, net of any fee waivers or expense reimbursements made by the Adviser with respect to the Fund relating to such quarter. The Manager pays the Sub-Adviser this quarterly fee out of the investment advisory fees it receives from the Fund.
Distributor
The Fund’s shares are sold on a continuous, best efforts basis by Weiss Capital Securities, Inc. (the “Distributor”), 7111 Fairway Drive, Suite 102, Palm Beach Gardens, Florida 33418, a registered broker-dealer and wholly-owned subsidiary of the Manager. During the fiscal years ended December 31, 2005, 2006 and 2007, the Distributor received no sales commissions for the sale of Fund shares.

Code of Ethics
The Trust, the Manager and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. The Code of Ethics applicable to the Trust, the Manager and the Distributor, which applies to portfolio managers, research analysts and others involved in the investment advisory process, permits personal securities transactions, including securities that may be purchased or held by the Fund, subject to certain restrictions. For instance, the Code imposes time periods during which personal transactions may not be made in certain securities, and requires, among other things, the submission of duplicate broker confirmations and quarterly reporting of securities transactions. The Sub-Adviser has also adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. The Sub-Adviser’s Code of Ethics permits its personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.
Administrator
PFPC Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (“PFPC”), performs various administrative and accounting services for the Fund. These services include maintenance of books and records, preparation of certain governmental filings and shareholder reports and computation of net asset values and dividend distributions. For its administrative services, PFPC receives a fee, payable monthly, of 0.09% of the average net assets of the Fund.
For the fiscal years ended December 31, 2005, 2006 and 2007, PFPC received $120,266, $126,522 and $124,262, respectively, from the Fund.
Transfer Agent, Dividend Disbursing Agent and Custodian
PFPC serves as the Fund’s transfer agent, dividend disbursing agent and registrar. In its capacity as transfer agent, dividend disbursing agent and registrar, PFPC performs bookkeeping, data processing and administrative services incidental to the maintenance of shareholder accounts.
PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as custodian for the Fund’s portfolio securities and cash.
PERFORMANCE INFORMATION
From time to time, quotations of the Fund’s performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:
Average Annual Total Return
Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

T = (ERV/P)1/n - 1
Where:

	P	=	A hypothetical initial investment of $ 1,000.
	T	=	average annual total return.
	n	=	number of years.
	ERV	=	ending redeemable value:
ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.
The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above (“Non-Standardized Return”).
Cumulative Total Return
In addition to average annual returns, the Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund’s shares and assume that all dividends and capital gains distributions during the period were reinvested in fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) — 1
Where:

C	=	Cumulative Total Return.
P	=	a hypothetical initial investment of $1,000.
ERV	=	ending redeemable value:
ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.
Total Return
Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return. The total return percentage reflects fee waivers and expense reimbursements by the Fund’s service providers.
Capital Change
Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.
Yield
Current Yield: Current yield is the net annualized yield based on a specified 7 calendar-days calculated at simple interest rates. Current yield is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such change by the value of the account at the beginning of the base period to obtain the base-period return. The base-period return is then annualized by multiplying it by 365/7; the resultant product equals net annualized current yield.
Effective Yield: Effective yield for the Fund is the net annualized yield for a specified 7 calendar-days assuming a reinvestment in Fund shares of all dividends during the period (i.e., compounding). Effective yield is calculated by using the same base-period return used in the calculation of current yield, except that the base-period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
As described above, current yield and effective yield are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance. Current yield and effective yield will vary based on changes in market conditions and the level of Fund expenses.
Comparison of Portfolio Performance
A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.
In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor’s 500 Composite Stock Price Index (S&P 500), the NASDAQ Composite Index, the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and the statistics published by the Small Business Administration.
From time to time, in advertising and marketing literature, the Fund’s performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. (“ICD”), Lipper Analytical Services, Inc. (“Lipper”), iMoneyNet, CDA Investment Technologies, Inc. (“CDA”), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations’ tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund’s risk.
From time to time, in marketing and other Fund literature, Trustees and officers of the Trust, the Fund’s portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the assets that the Manager has under management in various geographical areas may be quoted in advertising and marketing materials.
Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.
Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a “risk/return spectrum” which compares the Fund to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.
Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risk/returns associated with an investment in bond or equity funds also will depend upon currency exchange fluctuation.
A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.
Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.
Evaluation of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.
BUYING SHARES
Share purchases are executed at the net asset value next calculated after a purchase order is received by the Fund’s transfer agent in good order as described in the Prospectus under “Opening an Account” or “Adding to an Existing Account”. Purchases are made in full and fractional shares.
Fund shares may be purchased without a sales charge if you purchase them through the Fund’s Distributor. Broker-dealers other than the Distributor may assess transaction charges in connection with purchases of Fund shares.
Shares generally begin to earn dividends on the day your purchase order is executed. Purchases by check are executed on the day the check is received in good order by the transfer agent and begin earning income on the day the purchase order is executed. The Fund may accept third party checks in payment for Fund shares subject to the Fund’s operating procedures.
Individual Retirement Accounts (“IRAs”), Roth IRAs and Coverdell Education Savings Accounts. Shares of the Fund may be used as a funding medium for retirement plans, including IRAs, Roth IRAs and Coverdell Education Savings Accounts. Eligible individuals may establish an IRA, Roth IRA or Coverdell Education Savings Account by adopting a custodial account agreement available from PNC Trust Company, which may impose a charge for establishing and/or maintaining the account.

REDEMPTIONS
The Trust may suspend the right of redemption of shares of the Fund and may postpone payment: (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, (ii) when the U.S. Securities and Exchange Commission (the “SEC”) determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust, or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.
The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the Fund’s portfolio, although the Trust has no current intention to do so. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its investment income and any net realized capital gains. Net investment income for the Fund consists of all interest income accrued on the Fund’s assets, less accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. The Fund’s expenses, including the management fee payable to the Manager, are accrued each day.
Distributions by the Fund are reinvested in the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. Dividends are declared daily. The Fund intends to distribute dividends on the last business day of each month. In general, if an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder’s account.
The net income of the Fund is determined as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. New York time, on each day the New York Stock Exchange is open for trading.
TAXES
The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.
General. The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in qualified publicly traded partnerships; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies) or of one or more qualified publicly traded partnerships.
As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is distributed. The Fund intends to distribute such income.
If for any taxable year the Fund fails to qualify as a regulated investment company, the Fund will be subject to U.S. Federal income tax on its taxable income (with no deduction for distributions to shareholders), and Fund distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund’s earnings and profits.
Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid that tax, the Fund must distribute during each calendar year an amount equal to (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.
Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Because it is not anticipated that any portion of the Fund’s gross income will consist of dividends from domestic or qualifying foreign corporations, no portion of the dividends paid by the Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable to shareholders as long-term capital gains, whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund’s shares. Such distributions are not eligible for the dividends received deduction. The tax treatment of distributions from the Fund is the same whether the dividends are received in cash or in additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.
If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.
Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and, if so, will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.
Discount. Certain of the bonds purchased by the Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by the Fund even though the Fund doesn’t actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.
In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond’s maturity.
Backup Withholding. The Fund generally will be required to report to the IRS all distributions as well as gross proceeds from the redemption of the Fund’s shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 28% (“backup withholding”) in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.
Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from state and local taxation. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Under a temporary provision that was scheduled to expire for fund taxable years beginning on or after January 1, 2008 (but may possibly be extended temporarily), a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and capital gains. If the provision is not extended, U.S. withholding tax (at a rate of 30% or lower treaty rate of tax) will apply.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. It is the policy of the Fund and its service providers to protect the confidentiality of the holdings of the Fund and to prevent the selective disclosure of non-public information about the Fund’s portfolio holdings. The Fund and each of its service providers must adhere to the portfolio holdings disclosure policies. These portfolio holdings disclosure policies have been approved by the Board of Trustees and are intended to ensure compliance by the Fund and its service providers with the applicable restrictions of the federal securities laws and general principles of fiduciary duty.
The Fund and its service providers may publicly disclose holdings of the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. In addition, the Fund anticipates posting information regarding its portfolio holdings on its website, updated on a monthly basis. The Fund will post its portfolio holdings information on its website within five business days of the date of the portfolio holdings information.
From time to time rating and ranking organizations such as Lipper Analytical Services, Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. In order to facilitate the review of the Fund by these rating agencies, the Fund may distribute (or authorize its service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses becomes public information and (b) the recipient is subject to a confidentiality agreement. The confidentiality agreement includes duties not to trade on non-public information, and provides that upon written request, the recipient of the information must promptly return or destroy, as directed, the portfolio information.
After the information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies, on the Fund’s website or otherwise, the Fund or its service providers may distribute the following: the top ten holdings of the Fund and the total percentage of the Fund such holdings represent, sector information and the total percentage of the Fund held in each sector, and any other analytical data that does not identify any specific portfolio holding.
Portfolio managers and other senior officers of the Fund may disclose or confirm the ownership of any individual portfolio holdings position only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies. The Manager and the Sub-Adviser may periodically distribute lists of applicable investments held by their clients (including the Fund) for the purpose of facilitating efficient trading of such investments and receipt of relevant research. The Manager and the Sub-Adviser may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Fund or identify Fund position sizes.
The Fund’s Chief Compliance Officer (the “CCO”) and Board of Trustees are the only individuals who may authorize disclosures of information regarding the portfolio investments held by the Fund, other than disclosures of information which are authorized by the portfolio holdings disclosure policies. The Board of Trustees and CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the portfolio holdings disclosure policies. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the CCO. Each violation of the portfolio holdings disclosure policies must be reported to the CCO. If the CCO determines that such violation constitutes a material compliance matter, she will report it to the Board of Trustees.
BROKERAGE ALLOCATION
Allocation of brokerage is supervised by the Manager. The primary objective of the Manager in placing orders for the purchase and sale of securities for the Fund’s portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions) where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer.
The Fund’s purchases and sales of fixed-income securities are generally placed by the Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.
The Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons. For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund did not pay any brokerage commissions in connection with portfolio transactions.
When it can be done consistently with the policy of obtaining the most favorable net results, it is the Manager’s practice to place such orders with broker-dealers who supply research, market and statistical information to the Fund. The term “research market and statistical information” includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Manager is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Manager does not place orders with brokers or dealers because the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.
Although certain research, market and statistical information from broker-dealers may be useful to the Fund and to the Manager, it is the opinion of the Manager that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Manager’s staff. Such information may be useful to the Manager in providing services to clients other than the Fund and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by broker-dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to the Fund.
NET ASSET VALUE
The net asset value per share of the Fund is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number shares of the Fund outstanding. For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange on each business day except those holidays which the New York Stock Exchange or the Federal Reserve Bank observe. The New York Stock Exchange is normally closed on New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when the Fund’s custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.
The Fund uses the amortized cost method of security valuation in accordance with the Fund’s procedures pursuant to Rule 2a-7 under the 1940 Act. Under this method, securities acquired by the Fund are valued at cost on the date of acquisition and thereafter assume a constant accretion of discount or amortization of premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instruments. If, in the opinion of the Trust’s Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP, located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and has been appointed to serve as the Fund’s independent accountants for the fiscal year ending December 31, 2008. The services to be performed by Tait, Weller & Baker LLP include audits of the Fund’s annual financial statements.
PROXY VOTING POLICIES
The Fund invests in U.S. Treasury Securities, repurchase agreements secured by Treasuries, and other funds that invest primarily in Treasuries. To the extent that the Fund invests in other funds, it is investing in voting securities and could receive proxies for such securities. The Board of Trustees has adopted and implemented policies and procedures (the “policies”) for voting proxies which are designed to ensure that proxies are voted in the best interests of shareholders of the Fund and in which the Fund delegates the authority to vote proxies related to portfolio securities to the Manager. “Best interests of shareholders” means shareholders’ best long-term economic interest. The policies also include a procedure designed to address conflicts of interest, in the unlikely event that a proxy vote would present a conflict of interest between the Manager and the shareholders of the Fund. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 242-8092; and (2) on the SEC’s website at www.sec.gov.
FINANCIAL STATEMENTS
The audited financial statements contained in the Fund’s December 31, 2007 annual report, including the Report of Independent Registered Public Accounting Firm, Financial Highlights and Notes to Financial Statements, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information. The Financial Statements incorporated by reference herein have been so included in reliance on the report of Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, and given on the authority of that firm as experts in accounting and auditing.
ADDITIONAL INFORMATION
Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116 serves as counsel to the Trust.

PART C. OTHER INFORMATION
Item 23: Exhibits:
          (a) Articles of Incorporation:
     (1) Declaration of Trust of the Registrant filed with Registrant’s initial Registration Statement on Form N-1A and incorporated by reference herein.
     (2) Establishment and Designation of Shares of Beneficial Interest, $.01 Par Value Per Share, filed with Registrant’s initial Registration Statement on Form N-1A and incorporated by reference herein.
     (3) Trustee’s Certificate dated February 9, 1998, pertaining to termination of Weiss Intermediate Treasury Fund, filed with Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (4) Redesignation of Series of Shares of Beneficial Interest (Weiss Treasury Bond Fund redesignated as Weiss Millennium Opportunity Fund) and Establishment and Designation of Classes of Shares of Beneficial Interest (Class A and Class S shares of Weiss Millennium Opportunity Fund established), filed with Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (5) Trustee’s Certificate dated May 15, 2002, pertaining to termination of Weiss Millennium Opportunity Fund, filed with Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
(b) By-laws:
     (1) By-Laws of the Registrant filed with Registrant’s initial Registration Statement on Form N-1A and incorporated by reference herein.
(c) Instruments Defining the Rights of Security Holders: Not applicable.

(d) Investment Advisory Contracts:
     (1) Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Only Money Market Fund, and Weiss Capital Management, Inc. (filed herewith).
     (2) Sub-Advisory Agreement between Weiss Capital Management, Inc., with respect to Weiss Treasury Only Money Market Fund, and Delray Financial Corporation (filed herewith).
(e) Underwriting Contracts:
     (1) Distribution Agreement between the Registrant and Weiss Capital Securities, Inc. (filed herewith).
     (2) Form of Customer Identification Services Amendment to Distribution Agreement between Registrant and Weiss Capital Securities, Inc. (filed herewith).
(f) Bonus or Profit Sharing Contracts: Not applicable.
(g) Custodian Agreements:
     (1) Custodian Services Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (2) Letter Agreement to Custodian Services Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (3) Amendment to Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
(h) Other Material Contracts:
     (1) Transfer Agency Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.

     (2) Letter Agreement to Transfer Agency Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (3) Letter Agreement to Transfer Agency Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (4) Amendment to Transfer Agency Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (5) Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (6) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (7) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (8) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
     (9) Errors and Omissions/Directors and Officers Policy Premium Sharing Agreement between the Registrant and Weiss Capital Management, Inc. (filed herewith).
(i) Legal Opinion: Opinion and consent of counsel (filed herewith).
(j) Other Opinions: Consent and report of independent public accountants (filed herewith).

(k) Omitted Financial Statements: Not applicable.
(l) Initial Capital Agreements:
     (1) Copy of Investment Representation Letter from Initial Shareholder, filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
(m) Rule 12b-1 Plan: Not applicable.
(n) Rule 18f-3 Plan: Not applicable.
(p) Code of Ethics:
     (1) Amended and Restated Code of Ethics of Registrant, Weiss Capital Securities, Inc. and Weiss Capital Management, Inc. (filed herewith).
     (2) Code of Ethics of Delray Financial Corporation filed with Pre-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A and incorporated by reference herein.
(q) Powers of Attorney:
     (1) Power of Attorney by I. Jeffrey Pheterson in favor of Christopher D. Christian (filed herewith).
     (2) Power of Attorney by Robert Z. Lehrer in favor of Christopher D. Christian (filed herewith).
     (3) Power of Attorney by Donald Wilk in favor of Christopher D. Christian (filed herewith).
Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable.
Item 25. Indemnification:
A policy of insurance covering Weiss Capital Management, Inc., Weiss Capital Securities, Inc. and the Registrant insures the Registrant’s trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Reference is made to Article IV of the Registrant’s Declaration of Trust, dated August 10, 1995, filed with the Registrant’s initial Registration Statement on Form N-1A and incorporated by reference herein.
Item 26. Business and Other Connections of Investment Adviser:
Reference is made to the Form ADV dated February 8, 2008 of Weiss Capital Management, Inc. (SEC File No. 801-33726), investment adviser to Registrant’s series. The information required by this Item 26 is incorporated by reference to such Form ADV.
Item 27. Principal Underwriters:
     (a) Not applicable.
     (b)

Name and		Positions and
Business	Positions and Offices	Offices with
Address	with Underwriter	Registrant
Sharon A. Daniels(1)	President	President

Daniel L. Ascani(1)	Executive Vice President	None

Steven Chapman(1)	Vice President, Secretary and Treasurer	None

Jeffrey Rano(1)	Financial and Operations Principal	Secretary and Treasurer

Carol A. Stuart(1)	Chief Compliance Officer	None

(1)	7111 Fairway Drive, Suite 102 Palm Beach Gardens, FL 33418
     (c) Not applicable.

Item 28. Location of Accounts and Records:
Weiss Capital Management, Inc., 7111 Fairway Drive, Suite 102, Palm Beach Gardens, Florida 33418; PFPC Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809; PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153.
Item 29. Management Services: Not applicable.
Item 30. Undertakings: Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 20 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 2008.

THE WEISS FUND
By:	/s/ Sharon A. Daniels
Sharon A. Daniels
President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Sharon A. Daniels Sharon A. Daniels	President (Chief Executive Officer) and Trustee	April 29, 2008

/s/ Jeffrey Rano Jeffrey Rano	Treasurer (Chief Financial Officer) and Secretary	April 29, 2008

* Robert Z. Lehrer	Trustee	April 29, 2008

* I. Jeffrey Pheterson	Trustee	April 29, 2008

* Donald Wilk	Trustee	April 29, 2008

*By:	/s/ Christopher D. Christian Christopher D. Christian Attorney-in-fact
*           Executed pursuant to powers of attorney filed herewith.